Cover	12 Months Ended
Mar. 31, 2026 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42817
Entity Registrant Name	Eastern International Ltd.
Entity Central Index Key	0002013320
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Suite 901-903, 9th Floor, Building #2
Entity Address, Address Line Two	Qianwan Zhigu
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311231
Title of 12(b) Security	Ordinary Shares, par value $0.0001
Trading Symbol	ELOG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	12,832,000
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1171
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Eastern International Ltd. and its subsidiaries (collectively, the “Company”) as of March 31, 2026 and 2025, and the related consolidated statements of operations and comprehensive (loss) income, changes in shareholders’ equity, and cash flows for each of the years in the three-year period ended March 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the years in the three-year period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Suite 901-903, 9th Floor, Building #2
Entity Address, Address Line Two	Qianwan Zhigu
Entity Address, Address Line Three	Xiaoshan District
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	311231
City Area Code	+ (86)
Local Phone Number	571-8235-6096
Contact Personnel Name	Lin Tan
Contact Personnel Email Address	ir@elogint.com